Vanguard Advice Select Global Value Fund Average Annual Total Returns - Admiral Prospectus [Member]		12 Months Ended	50 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index Value (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.98%	8.34%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		24.85%	9.30%
Performance Inception Date	Nov. 09, 2021
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.63%	7.84%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.09%	6.81%